Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share based compensation
Share-Based compensation expense
($ millions)	2018	2017

Equity-settled plans	46	48

Cash-settled plans	181	334

Total share-based compensation expense	227	382

Summary of liability recognized for share-based compensation
($ millions)	2018	2017

Current liability	286	344

Long-term liability (note 20)	259	361

Total Liability	545	705

Weighted average fair value of options granted during the period and the weighted average assumptions used in their determination
	2018	2017

Annual dividend per share	$ 1.44	$ 1.28

Risk-free interest rate	2.03%	1.09%

Expected life	5 years	5 years

Expected volatility	24%	25%

Weighted average fair value per option	$ 6.73	$ 6.42

Summary of stock option plans

	2018		2017

	Number (thousands)	Weighted Average Exercise Price ($)	Number (thousands)	Weighted Average Exercise Price ($)

Outstanding, beginning of year	31 110	36.96	31 442	35.98

Granted	7 231	43.19	7 401	42.04

Exercised for cash payment	—	—	(6)	32.00

Exercised as options for common shares	(7 927)	35.95	(6 223)	36.65

Forfeited/expired	(1 479)	47.88	(1 504)	42.21

Outstanding, end of year	28 935	38.25	31 110	36.96

Exercisable, end of year	15 374	36.10	17 363	36.53

Exercise price ranges and weighted average remaining contractual lives

	Outstanding			Exercisable

Exercise Prices ($)	Number (thousands)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price ($)	Number (thousands)	Weighted Average Exercise Price ($)

24.50-34.99	7 821	3	30.90	5 589	31.16

35.00-39.99	7 214	3	37.74	7 195	37.74

40.00-44.99	13 714	6	42.53	2 590	42.19

45.00-49.99	58	7	47.82	—	—

50.00-54.27	128	7	52.40	—	—

Total	28 935	4	38.25	15 374	36.10

Summary of common shares available for granting future options
(thousands)	2018	2017

	21 929	28 972

Summary of share units and stock appreciation rights

(thousands)	PSU	RSU	DSU

Outstanding, December 31, 2016	2 413	18 158	1 218

Granted	1 570	5 009	202

Redeemed for cash	(1 663)	(6 354)	(118)

Forfeited/expired	(53)	(741)	—

Outstanding, December 31, 2017	2 267	16 072	1 302

Granted	1 553	4 796	192

Redeemed for cash	(1 623)	(5 962)	(189)

Forfeited/expired	—	(314)	—

Outstanding, December 31, 2018	2 197	14 592	1 305

Stock Appreciation Rights (SARs)
Share based compensation
Summary of share units and stock appreciation rights

	2018		2017

	Number (thousands)	Weighted Average Exercise Price ($)	Number (thousands)	Weighted Average Exercise Price ($)

Outstanding, beginning of year	387	36.38	485	34.90

Granted	108	43.09	107	42.05

Exercised	(126)	35.65	(176)	35.59

Forfeited/expired	(6)	38.36	(29)	37.32

Outstanding, end of year	363	38.60	387	36.38

Exercisable, end of year	170	36.57	162	35.39